Related Parties (Details) - Schedule of transactions with related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Transactions With Related Parties Abstract
Research and development, net	$ 265	$ 113